Stock-Based Awards	3 Months Ended
Mar. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
StockBased Awards
8. Stock-Based Awards
2018 Stock Option and Incentive Plan
The Company grants stock-based awards under the Magenta Therapeutics, Inc. 2018 Stock Option and Incentive Plan (the “2018 Plan”). The Company also has outstanding stock options under the Magenta Therapeutics, Inc. 2016 Stock Option and Grant Plan, as amended (the “2016 Plan”), but is no longer granting awards under the 2016 Plan. As of March 31, 2023, 7,231,663 shares of common stock were available for issuance under the 2018 Plan.

Grant of Stock Options
During the three months ended March 31, 2023, the Company granted options to certain employees with service-based vesting conditions for the purchase of 3,750 shares of common stock with a weighted average grant date fair value of $0.41 per share. Stock-based compensation expense is being recognized over the requisite service period of four years.
Grant of Restricted Stock Units
During the three months ended March 31, 2023, the Company granted 123,125 restricted stock units to certain employees with a weighted average grant date fair value of $0.55 per share. Stock-based compensation expense is being recognized over the requisite service periods of 18 months to four years.
2019 Employee Stock Purchase Plan
Employees may elect to participate in The Magenta Therapeutics, Inc. 2019 Employee Stock Purchase Plan (the “ESPP”). The purchase price of common stock under the ESPP is equal to 85% of the lower of the fair market value of the common stock on the offering date or the exercise date. The six-month
offering periods begin in December and June of each year. During the three months ended March 31, 2023 and 2022, there were no shares of common stock purchased under the ESPP. As of March 31, 2023, 593,239 shares remained available for issuance under the ESPP.
Stock-Based Compensation
Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
	2023	2022
Research and development expenses	$15	$527
General and administrative expenses	491	1,378

	$506	$1,905

As of March 31, 2023, unrecognized compensation expense related to unvested share-based awards with service-based vesting conditions was $4.3 million, which is expected to be recognized over a weighted average period of 2.0 years. Additionally, the Company had unrecognized compensation cost of $1.6 million related to the unvested performance restricted stock units for which t
h
e performance conditions were not considered probable of achievement as of March 31, 2023.